INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	As of December 31,
	2023	2022
	US$’000	US$’000
Raw materials and supplies	28,962	26,449
Work in progress	20,991	17,945
Finished goods	78,277	86,214
Total inventories at the lower of cost and net realizable value	128,230	130,608